UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2011
Check here if Amendment ( ); Amendment Number:
This Amendment (Check only one): 	(  ) is a restatement.
					(  ) adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Greenbrier Partners Capital Management, LLC
Address: 1901 N. Akard
	Dallas, TX 75201

13F File Number:

The institutional investment manager filing this report and the person by whom it is singed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this report on behalf of Reporting Manager:

Name: Frederick E. Rowe, Jr.
Title: Manager
Phone: (214) 720-2060
Signature, Place and Date of Signing
FREDERICK E. ROWE, JR. 	DALLAS, TX	06-Feb-12

Note: The prior 13F filer for these holdings was Greenbrier Partners, Ltd. using 13F File Number 028-12668.

Report Type (check only one):
(X)	13F HOLDINGS REPORT
( )	13F NOTICE
( )	13F COMBINATION REPORT

List of other managers reporting for this manager:
None

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 	0
Form 13F Information Table Entry Total: 22
Form 13F Information Table Value Total:	$167,908

List of Other Included Managers:
None

NAME OF ISSUER			TITLE OF CLASS	CUSIP		VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER	VOTING AUTHORITY
								X$1000	PRN AMT	PRN	CALL	DSCRETN	MNGRS	SOLE	SHARED	NONE

APPLE INC			COM		037833100	22680	56000	SH		SOLE		56000	0	0
BANK OF AMERICA CORPORATION	COM		060505104	3336	600000	SH		SOLE		600000	0	0
BERKSHIRE HATHAWAY INC DEL	CL B NEW	084670702	7630	100000	SH		SOLE		100000	0	0
CARMAX INC			COM		143130102	9144	300000	SH		SOLE		300000	0	0
COSTCO WHSL CORP NEW		COM		22160K105	9998	120000	SH		SOLE		120000	0	0
DEVON ENERGY CORP NEW		COM		25179M103	3720	60000	SH		SOLE		60000	0	0
D R HORTON INC			COM		23331A109	1009	80000	SH		SOLE		80000	0	0
EXCO RESOURCES INC		COM		269279402	1829	175000	SH		SOLE		175000	0	0
GOOGLE INC			CL A		38259P508	11626	18000	SH		SOLE		18000	0	0
LENNAR CORP			CL A		526057104	983	50000	SH		SOLE		50000	0	0
LIBERTY MEDIA CORPORATION	LIB CAP COM A	530322106	4127	52877	SH		SOLE		52877	0	0
MARKEL CORP			COM		570535104	10367	25000	SH		SOLE		25000	0	0
MCDONALDS CORP			COM		580135101	12040	120000	SH		SOLE		120000	0	0
MICROSOFT CORP			COM		594918104	10384	400000	SH		SOLE		400000	0	0
ORACLE CORP			COM		68389X105	5130	200000	SH		SOLE		200000	0	0
PETSMART INC			COM		716768106	10258	200000	SH		SOLE		200000	0	0
PULTE GROUP INC			COM		745867101	6310	1000000	SH		SOLE		1000000	0	0
QUALCOMM INC			COM		747525103	5470	100000	SH		SOLE		100000	0	0
TEVA PHARMACEUTICAL INDS LTD	ADR		881624209	10090	250000	SH		SOLE		250000	0	0
TITANIUM METALS CORP		COM NEW		888339207	2771	185000	SH		SOLE		185000	0	0
VALHI INC NEW			COM		918905100	8690	143700	SH		SOLE		143700	0	0
WPP PLC 			ADR		92933H101	10317	197535	SH		SOLE		197535	0	0